Loans Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Loans And Leases Receivable Disclosure [Abstract]
Loans and leases receivable, related parties	$ 4.7	$ 3.7
Loans and leases receivable, related parties, additions	$ 1.1